Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000065485 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000065485 | Brazil Notas do Tesouro NacionalFR_ACI0ZV4S3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000065485 | Mexico BonosFR_ACI2JBZ32
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000065485 | Republic of South Africa Government BondsFR_BPXR8CII6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065485 | Mexico BonosFR_975UCXII2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065485 | Colombia TESFR_ACI2C9W52
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065485 | Hungary Government BondsFR_ACI2JQNJ7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065485 | Republic of South Africa Government BondsFR_ACI0GYHC9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065485 | Mexico BonosFR_ACI087B66
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000065485 | Brazil Letras do Tesouro NacionalFR_ACI2T4QH6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000065485 | China
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000065485 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000065485 | India
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000065485 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000065485 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000065485 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000065485 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000065485 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065485 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065485 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088912 | Anheuser-Busch InBev SAFR_ACI0LDSH6
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | JPMorgan Chase & Co.FR_BN4QDXII3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | Amazon.com, Inc.FR_ACI395TY3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | Amazon.com, Inc.FR_ACI395SQ1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | Banco Santander SAFR_ACI2KGV33
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | UBS Group AGFR_ACI2B33K5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | Banco Santander SAFR_ACI2RCX90
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088912 | NTT Finance Corp.FR_ACI1TGW27
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088912 | Morgan StanleyFR_ACI389JR2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088912 | Anheuser-Busch InBev SAFR_ACI0LDS45
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088912 | United States
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000088912 | France
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000088912 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000088912 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088912 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000088912 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000088912 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000088912 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088912 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088912 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051964 | Japan Government Five Year BondsFR_ACI382JR7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Japan Government Ten Year BondsFR_BFNRRVII6
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Republic of Austria Government BondsFR_B1N0ZFII2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Kingdom of Belgium Government BondsFR_B013L3II4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Japan Government Ten Year BondsFR_ACI1NNSW7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Japan Government Ten Year BondsFR_ACI2K9637
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Netherlands Government BondsFR_B4NCHTII0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Japan Government Ten Year BondsFR_ACI24TGN6
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Japan Government Ten Year BondsFR_BNVTFWII7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000051964 | Japan Government Ten Year BondsFR_ACI1FXYQ0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000051964 | China
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051964 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051964 | France
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000051964 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000051964 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051964 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051964 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051964 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000051964 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051964 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069669 | Japan Government Ten Year BondsFR_BFNRRVII6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069669 | Kingdom of Belgium Government BondsFR_542359II7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069669 | Australia Government BondsFR_ACI02K5W3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069669 | Australia Government BondsFR_ACI0SNXK4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069669 | Netherlands Government BondsFR_542856II2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069669 | U.K. GiltsFR_BSQNRCII6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069669 | Japan Government Ten Year BondsFR_BFWVX6II5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069669 | Australia Government BondsFR_ACI0MHDH2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069669 | Japan Government Ten Year BondsFR_ACI0ZBB26
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069669 | Japan Government Ten Year BondsFR_ACI15DRX8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069669 | China
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069669 | France
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069669 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000069669 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051965 | Deutsche Bundesrepublik Bonds Inflation-LinkedFR_ACI086LD2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000051965 | U.K. Inflation-Linked GiltsFR_BZ1NTBII7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000051965 | Spain Government Bonds Inflation-LinkedFR_BGN945II6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000051965 | Republic of Poland Government BondsFR_ACI2PWBD3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000051965 | Turkiye Government BondsFR_ACI30PGM8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000051965 | U.K. Inflation-Linked GiltsFR_BMF9LJII3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000051965 | U.K. Inflation-Linked GiltsFR_BDX8CXII4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000051965 | French Republic Government Bonds OATFR_745331II1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000051965 | Canada Government Real Return BondsFR_135087XQ2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000051965 | Australia Government BondsFR_ACI06WCQ8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000051965 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000051965 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051965 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051965 | France
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000051965 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000051965 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051965 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000051965 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051965 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051965 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000264380 | EG America LLCFR_28228QAB5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264380 | Delta 2 Lux SARLFR_L2465BAW6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264380 | Cushman & Wakefield U.S. Borrower LLCFR_23340DAY8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264380 | TK Elevator Midco GmbHFR_D9000BAJ1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264380 | Bausch & Lomb Corp.FR_C0787FAL6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264380 | Amneal Pharmaceuticals LLCFR_03167DAS3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264380 | Great Outdoors Group LLCFR_07014QAP6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264380 | Star Parent, Inc.FR_87169DAB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264380 | Hunter Douglas, Inc.FR_N8137FAE0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264380 | Fertitta Entertainment LLCFR_31556PAB3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264380 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000264380 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000264380 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000264380 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000264380 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000264380 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000264380 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000264380 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000264380 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000264380 | IndustryContainers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	3.30%